Note Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Note Receivable [Line Items]
Gross note receivables	$ 3,575,439	$ 4,279,839
Allowance for expected credit losses	208,869	208,869
Note receivables, net	$ 3,366,570	$ 4,070,970